UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/29/12

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Equity Income Fund

Dreyfus Emerging Markets Debt Local Currency Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
February 29, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--80.7%		Rate (%)	Date	Amount ($) [a]		Value ($)
Energy--1.7%
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	650,000,000	b	51,595,256
Financial--3.3%
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.50	3/25/13	2,998,600,000		103,307,931
Foreign/Governmental--75.2%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	148,400,000		85,138,867
Brazilian Government,
Sr. Unscd. Bonds	BRL	10.25	1/10/28	38,250,000		25,670,767
Brazilian Government,
Sr. Unscd. Bonds	BRL	12.50	1/5/22	41,775,000		31,352,232
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	19,580,000,000		43,069,063
Colombian Government,
Sr. Unscd. Bonds	COP	7.75	4/14/21	127,260,000,000		85,559,541
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	56,662,000,000		45,072,446
Colombian Government,
Sr. Unscd. Notes	COP	12.00	10/22/15	4,890,000,000		3,507,194
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	9,825,470,000		36,370,640
Hungarian Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	5,683,840,000		23,244,420
Hungarian Government,
Bonds, Ser. 22/A	HUF	7.00	6/24/22	5,462,420,000		22,829,581
Hungarian Government,
Bonds, Ser. 20/A	HUF	7.50	11/12/20	6,072,330,000		26,439,820
Malaysian Government,
Bonds, Ser. 0211	MYR	3.43	8/15/14	760,175,000		256,535,906
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0108	MYR	3.46	7/31/13	100,000,000		33,651,177
Malaysian Government,

Sr. Unscd. Bonds, Ser. 0110	MYR	3.84	8/12/15	96,170,000	32,882,467
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	245,110,000	85,475,024
Malaysian Government,
Sr. Unscd. Bonds, Ser. 2/04	MYR	5.09	4/30/14	220,940,000	77,080,512
Mexican Government,
Bonds, Cl. M	MXN	6.50	6/10/21	214,105,000	17,079,664
Mexican Government,
Bonds, Ser. M 20	MXN	8.50	5/31/29	500,215,000	44,208,096
Mexican Government,
Bonds, Ser. M	MXN	9.00	6/20/13	699,995,000	57,504,721
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	254,655,000	25,024,992
Nigerian Government,
Treasury Bills	NGN	0.00	10/4/12	973,900,000c	5,662,488
Nigerian Government,
Treasury Bills	NGN	0.00	10/11/12	1,626,000,000c	9,417,667
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.90	8/12/37	97,100,000	38,999,776
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.95	8/12/31	145,060,000	58,723,803
Peruvian Government,
Sr. Unscd. Bonds	PEN	7.84	8/12/20	65,150,000	28,274,710
Peruvian Government,
Sr. Unscd. Bonds	PEN	8.20	8/12/26	247,185,000	112,120,676
Peruvian Government,
Sr. Unscd. Bonds, Ser. 7	PEN	8.60	8/12/17	6,550,000	2,916,391
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	3,722,000,000	92,182,418
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	538,000,000	14,017,747
Polish Government,
Bonds, Ser. 1012	PLN	0.00	10/25/12	15,000c	4,702
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	63,565,000	20,366,795
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	208,090,000	68,596,321
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	163,250,000	55,224,411
Russian Foreign Bond - Eurobond,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	695,000,000b	24,896,233

Russian Foreign Bond - Eurobond,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	840,000,000		30,090,411
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	162,170,000		16,262,443
South African Government,
Bonds, Ser. R208	ZAR	6.75	3/31/21	48,850,000		6,064,151
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	85,810,000		9,706,236
South African Government,
Sr. Unscd. Bonds, Ser. R207	ZAR	7.25	1/15/20	449,905,000		58,276,501
South African Government,
Bonds, Ser. R204	ZAR	8.00	12/21/18	392,435,000		53,653,828
South African Government,
Bonds, Ser. R203	ZAR	8.25	9/15/17	871,255,000		121,458,650
South African Government,
Sr. Unscd. Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000		64,168
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	344,080,000		54,632,820
Turkish Government,
Bonds	TRY	0.00	8/8/12	100,080,000	c	55,152,988
Turkish Government,
Bonds	TRY	0.00	11/7/12	44,365,000	c	23,859,661
Turkish Government,
Bonds, Ser. CPI	TRY	4.00	4/29/15	41,455,000	d	27,876,098
Turkish Government,
Bonds	TRY	8.00	1/29/14	80,000,000		44,977,991
Turkish Government,
Bonds	TRY	9.00	1/27/16	80,380,000		45,972,783
Turkish Government,
Bonds	TRY	10.00	4/10/13	42,850,000		24,867,844
Turkish Government,
Bonds	TRY	10.00	6/17/15	46,000,000		27,071,972
Turkish Government,
Bonds	TRY	10.50	1/15/20	19,715,000		12,098,584
Turkish Government,
Bonds	TRY	11.00	8/6/14	83,660,000		49,953,050
Turkish Government,
Bonds	TRY	14.00	9/26/12	144,025,000		84,802,921
Turkish Government,
Bonds	TRY	16.00	8/28/13	5,500,000		3,475,819
Uruguayan Government,

Sr. Unscd. Bonds	UYU	5.00	9/14/18	84,250,000		7,457,756
						2,346,877,943
Utilities--.5%
Eskom Holdings,
Sr. Scd. Notes	ZAR	0.00	12/31/18	226,900,000	c	15,857,733
Total Bonds and Notes
(cost $2,455,249,153)						2,517,638,863
				Principal
Short-Term Investments--.7%				Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 3/8/12				17,236,000	e	17,235,914
0.12%, 8/16/12				4,480,000	e	4,477,648
Total Short-Term Investments
(cost $21,713,424)						21,713,562

Other Investment--10.9%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $338,754,116)				338,754,116	[f]	338,754,116
Total Investments (cost $2,815,716,693)				92.3%		2,878,106,541
Cash and Receivables (Net)				7.7%		241,085,312
Net Assets				100.0%		3,119,191,853

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
CLP--Chilean Peso
COP--Colombian Peso
HUF--Hungarian Forint
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NGN-- Nigerian Naira
PEN--Peruvian New Sol
PHP--Philippines Peso
PLN--Polish Zloty
RUB--Russian Ruble
TRY--Turkish Lira
UYU--Uruguayan New Peso
ZAR--South African Rand
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities were valued at $76,491,489 or 2.5% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
e	Held by a broker as collateral for open financial forward foreign currency exchange contracts and swap positions.
f	Investment in affiliated money market mutual fund.

At February 29, 2012, net unrealized appreciation on investments was $62,389,848 of which
$108,850,310 related to appreciated investment securities and $46,460,462 related to depreciated investment securities.
At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Malaysia	15.6
Turkey	12.8
Short-Term/Money Market Investment	11.6
South Africa	10.8
Peru	7.7
Mexico	6.3
Russia	5.1
Poland	4.6
Brazil	4.5
Columbia	4.3
Hungary	3.5
Philippines	3.4
Chile	1.4
Nigeria	.5
Uruguay	.2
92.3

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
February 29, 2012 (Unaudited)

Forward Foreign		Number	Foreign
Currency Exchange		of	Currency			Appreciation
Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation)($)
Brazilian Real,
Expiring:
3/30/2012	a	2	31,120,000	18,035,738	17,990,519	(45,219)
3/30/2012	b	2	320,400,000	184,233,224	185,223,725	990,501

Chilean Peso,
Expiring
3/30/2012	c	1	28,077,860,000	58,922,731	58,304,836	(617,895)

Euro,
Expiring
3/30/2012	d	1	54,510,000	71,680,650	72,632,547	951,897

Hungarian Forint,
Expiring:
3/30/2012	c	1	7,936,700,000	35,839,693	36,496,391	656,698
3/30/2012	e	1	13,147,630,000	59,228,894	60,458,508	1,229,614

Mexican New Peso,
Expiring:
3/30/2012	a	1	1,086,940,000	84,263,487	84,431,705	168,218
3/30/2012	c	2	3,123,300,000	243,724,526	242,612,788	(1,111,738)

Polish Zloty,
Expiring
3/30/2012	f	1	149,410,000	46,652,720	48,063,746	1,411,026

Russian Ruble,
Expiring:
8/13/2012	c	4	4,000,000,000	132,478,095	133,843,844	1,365,749
9/17/2012	c	11	1,902,000,000	58,454,101	63,337,689	4,883,588

South African Rand,
Expiring
3/30/2012	f	2	269,980,000	34,669,402	35,778,132	1,108,730

Sales:				Proceeds ($)
Chilean Peso,
Expiring
3/30/2012	a	1	1,206,640,000	2,478,718	2,505,638	(26,920)

Colombian Peso,
Expiring
3/30/2012	g	1	349,668,420,000	194,287,217	197,188,482	(2,901,265)

Euro,
Expiring:
3/30/2012	h	1	2,310,000	3,039,151	3,077,989	(38,838)
3/30/2012	i	1	25,630,000	33,502,126	34,151,021	(648,895)

Malaysian Ringgit,
Expiring
3/30/2012	g	1	434,030,000	142,020,877	144,568,241	(2,547,364)

Mexican New Peso,
Expiring
3/1/2012	a	1	1,086,103,011	84,403,404	84,579,557	(176,153)

Peruvian New Sol,
Expiring

3/30/2012	g	1	143,300,000	53,330,852	53,565,087	(234,235)

Philippine Peso,
Expiring
3/30/2012	g	1	363,810,000	8,487,938	8,489,424	(1,486)

Russian Ruble,
Expiring:
3/30/2012	c	1	1,581,060,000	51,991,450	53,923,769	(1,932,319)
8/13/2012	d	1	9,360,000	296,235	313,194	(16,959)

Turkish Lira,
Expiring:
3/30/2012	c	2	131,100,000	74,076,130	74,461,559	(385,429)
7/23/2012	c	1	49,420,000	26,079,844	27,428,322	(1,348,478)

South African Rand,
Expiring:
3/30/2012	d	1	198,980,000	25,543,004	26,369,112	(826,108)
3/30/2012	h	1	158,240,000	20,319,743	20,970,189	(650,446)

Gross Unrealized Appreciation						12,766,021
Gross Unrealized Depreciation						(13,509,747)

Counterparties:

a	Goldman Sachs
b	Morgan Stanley Dean Witter
c	JPMorgan Chase & Co.
d	Deutsche Bank
e	Royal Bank of Scotland
f	Credit Suisse First Boston

g	Citigroup
h	Barclays Capital
i	Merrill Lynch

									Upfront	Unrealized
		Notional	Reference			(Pay) /Receive		Market	Premiums Receivable	Appreciation
SHARES_PAR_VALUE CURRENT_PRIC		Amount ($)	Entity		Counterparty	Fixed Rate (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
380,000,000.00	0.17	380,000,000	MXN - 1 MONTH LIBOR		Deutsche Bank	6.83	11/17/2021	643,997.64	-	644,015
670,000,000.00	0.16	670,000,000	MXN - 1 MONTH LIBOR		Barclays	6.82	11/17/2021	1,096,597.54	-	1,096,628
940,000,000.00	(0.05)	940,000,000	RUB - 1 Year Moscow	Prime	JP Morgan	6.77	9/12/2016	7,031.99	-	38,728
210,000,000.00	(0.05)	210,000,000	RUB - 1 Year Moscow	Prime	JP Morgan	6.80	9/12/2016	9,399.77	-	16,498
725,000,000.00	(0.05)	725,000,000	RUB - 1 Year Moscow	Prime	JP Morgan	6.79	9/12/2016	22,016.12	-	46,454
350,000,000.00	(0.05)	350,000,000	RUB - 1 Year Moscow	Prime	JP Morgan	6.74	9/12/2016	(12,313.73)	-	(407)

		Gross Unrealized Appreciation								1,842,323
		Gross Unrealized Depreciation								(407)

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	170,760,920	-	170,760,920
Foreign Government	-	2,346,877,943	-	2,346,877,943
Mutual Funds	338,754,116	-	-	338,754,116
U.S. Treasury	-	21,713,562	-	21,713,562
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	12,766,021	-	12,766,021
Swaps++	-	1,842,323	-	1,842,323
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(13,509,747)	-	(13,509,747)
Swaps++	-	(407)	-	(407)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.  When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 29, 2012 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Consumer Discretionary--7.8%
American Eagle Outfitters	5,340	77,644
Carnival	3,690	111,770
CBS, Cl. B	4,920	147,108
Foot Locker	15,600	455,052
Genuine Parts	1,220	76,470
H&R Block	35,440	577,672
Hasbro	4,160	146,931
Home Depot	7,290	346,785
Leggett & Platt	7,820	176,967
Mattel	7,570	245,571
McGraw-Hill	3,140	146,136
News, Cl. A	22,350	444,094
NIKE, Cl. B	760	82,019
Omnicom Group	3,830	189,355
RadioShack	6,600a	46,794
Viacom, Cl. B	4,690	223,338
Wynn Resorts	1,240	146,990
Yum! Brands	3,210	212,630
		3,853,326
Consumer Staples--13.2%
Altria Group	40,420	1,216,642
Campbell Soup	6,650a	221,578
Coca-Cola Enterprises	18,800	543,320
ConAgra Foods	9,730	255,412
CVS Caremark	12,420	560,142
Dr. Pepper Snapple Group	6,810	259,120
Kroger	8,620	205,070
Lorillard	480	62,918
Philip Morris International	19,290	1,611,101
Wal-Mart Stores	23,740	1,402,559
Walgreen	4,740	157,178
		6,495,040
Energy--8.0%
Chevron	9,260	1,010,451
ConocoPhillips	13,565	1,038,401
Diamond Offshore Drilling	1,940a	132,832
Exxon Mobil	13,310	1,151,315
Halliburton	9,340	341,751
Marathon Oil	1,450	49,140
Schlumberger	2,450	190,145
		3,914,035
Financial--13.1%
American Express	6,970	368,643
Annaly Capital Management	60,410b	1,004,014
Ares Capital	28,950	482,596

Capitol Federal Financial	49,490	578,538
Chimera Investment	157,300b	482,911
Cincinnati Financial	4,390	154,396
Commonwealth REIT	5,010b	93,186
Hospitality Properties Trust	30,540b	755,254
JPMorgan Chase & Co.	24,105	945,880
KeyCorp	18,130	146,853
Leucadia National	4,770	135,897
MetLife	10,050	387,427
People's United Financial	26,060	328,095
Piedmont Office Realty Trust, Cl.
A	27,940b	492,303
Prudential Financial	1,355	82,872
		6,438,865
Health Care--11.6%
Abbott Laboratories	6,580	372,494
Baxter International	2,120	123,236
Bristol-Myers Squibb	39,410	1,267,820
Eli Lilly & Co.	38,420	1,507,601
Humana	1,170	101,907
Merck & Co.	12,510	477,507
Patterson	1,550	49,476
Pfizer	70,357	1,484,533
Thoratec	1,400c	48,300
WellPoint	3,800	249,394
		5,682,268
Industrial--8.3%
Cummins	1,020	122,981
General Dynamics	1,460	106,916
General Electric	54,900	1,045,845
Lockheed Martin	1,260	111,397
PACCAR	4,170	191,862
Pitney Bowes	100,015a	1,813,272
R.R. Donnelley & Sons	17,500a	241,850
Raytheon	1,570	79,316
United Parcel Service, Cl. B	3,470	266,808
Waste Management	3,400	118,932
		4,099,179
Information Technology--17.2%
Activision Blizzard	29,460	352,047
Apple	3,910c	2,120,940
Intel	63,495	1,706,746
International Business Machines	1,840	361,983
Maxim Integrated Products	14,955	417,095
Microchip Technology	20,230a	729,696
Microsoft	56,585	1,796,008
Oracle	10,190	298,261
Paychex	5,550	173,715
QUALCOMM	3,250	202,085
VeriSign	7,100	262,345
		8,420,921
Materials--4.6%

CF Industries Holdings	1,450	269,700
Freeport-McMoRan Copper & Gold	17,590	748,630
Kronos Worldwide	6,100	142,557
Southern Copper	29,307	942,499
Steel Dynamics	11,380	168,538
		2,271,924
Telecommunication Services--5.8%
AT&T	50,210	1,535,924
Verizon Communications	34,620	1,319,368
		2,855,292
Utilities--7.2%
Ameren	10,310	330,642
American Electric Power	36,060	1,356,217
Consolidated Edison	2,190	127,239
Entergy	2,130	141,922
NextEra Energy	1,360	80,934
NiSource	29,030	696,720
Pepco Holdings	8,890	172,822
Public Service Enterprise Group	4,060	124,967
Questar	9,140	175,671
TECO Energy	8,050	144,498
Wisconsin Energy	5,090	173,467
		3,525,099
Total Common Stocks
(cost $44,438,498)		47,555,949

Other Investment--2.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,245,637)	1,245,637[d]	1,245,637
Investment of Cash Collateral for
Securities Loaned--5.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,569,785)	2,569,785[d]	2,569,785
Total Investments (cost $48,253,920)	104.6%	51,371,371
Liabilities, Less Cash and Receivables	(4.6%)	(2,249,157)
Net Assets	100.0%	49,122,214

REIT- Real Estate Investment Trust

a Security, or portion thereof, on loan. At February 31, 2012, the value of the fund's securities on loan was $2,500,429 and the value of the collateral held by the fund was $2,569,785.
b Investment in real estate investment trust.
c Non-income producing security.
d Investment in affiliated money market mutual fund.

At February 29, 2012, net unrealized appreciation on investments was $3,117,451 of which $3,347,350 related to appreciated investment securities and $229,899 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	17.2
Consumer Staples	13.2
Financial	13.1
Health Care	11.6
Industrial	8.3
Energy	8.0
Money Market Investments	7.8
Consumer Discretionary	7.8
Utilities	7.2
Telecommunication Services	5.8
Materials	4.6
104.6

† Based on net assets.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	47,555,949	-	-	47,555,949
Mutual Funds	3,815,422	-	-	3,815,422

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)